REVENUE - Summary Of Transaction Price Related To These Future Obligation (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	$ 6,353,165	$ 5,741,320
Remainder of 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	1,364,986	1,637,847
2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	1,390,232	1,092,746
2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	1,221,096	926,153
2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	952,052	827,994
2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	886,359	787,487
Thereafter
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue Remaining Performance Obligation	$ 538,440	$ 469,093